VANECK RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 0.0%
Banks: 0.0%
Credit Bank of Moscow PJSC *∞	21,005,200	$0
Commercial & Professional Services: 0.0%
HeadHunter Group Plc (ADR) *∞	31,919	0
Consumer Discretionary Distribution & Retail: 0.0%
Detsky Mir PJSC 144A *∞	1,155,798	0
Diversified Financials: 0.0%
SFI PJSC *∞	2,663	0
Energy: 0.0%
Sovcomflot PJSC *∞	989,960	0
Food & Staples Retailing: 0.0%
Lenta International Co. PJSC (GDR) *∞	263,199	0
Food, Beverage & Tobacco: 0.0%
Beluga Group PJSC ∞	11,235	0
Ros Agro Plc (GDR) *∞	77,690	0
		0
Materials: 0.0%
Mechel PJSC *∞	438,883	0
Raspadskaya OJSC *∞	703,205	0
Segezha Group PJSC 144A ∞	8,945,900	0
		0
Real Estate: 0.0%
Etalon Group Plc (GDR) *∞	394,873	0
LSR Group PJSC *∞	103,574	0
Samolet Group ∞	16,988	0
		0
Retailing: 0.0%
M.Video PJSC *∞	110,194	0
	Number of Shares	Value
Telecommunication Services: 0.0%
Sistema PJSFC *∞	6,612,640	$0
Transportation: 0.0%
Aeroflot PJSC *∞	1,885,382	0
Globaltrans Investment Plc (GDR) *∞	182,773	0
Novorossiysk Commercial Sea Port PJSC ∞	8,972,400	0
		0
Utilities: 0.0%
Mosenergo PJSC ∞	19,492,800	0
OGK-2 PJSC ∞	51,450,600	0
TGC-1 PJSC *∞	1,701,100,000	0
Unipro PJSC *∞	24,734,000	0
		0
Total Common Stocks (Cost: $24,435,670)		0

PREFERRED SECURITIES: 0.0% (Cost: $341,612)
Utilities: 0.0%
Rosseti Lenenergo PJSC ∞	171,506	0

MONEY MARKET FUND: 123.2% (Cost: $417,488)
State Street Institutional Treasury Plus - Institutional Class	417,488	417,488

Total Investments: 123.2% (Cost: $25,194,770)		417,488
Liabilities in excess of other assets: (23.2)%		(78,594)
NET ASSETS: 100.0%		$338,894

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnotes:

∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $–, or –% of net assets.
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VANECK RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector	% of Investments	Value
Utilities	0.0%	$0
Industrials	0.0	0
Consumer Staples	0.0	0
Financials	0.0	0
Real Estate	0.0	0
Materials	0.0	0
Consumer Discretionary	0.0	0
Communication Services	0.0	0
Energy	0.0	0
Money Market Fund	100.0	417,488
	100.0%	$417,488
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